Organization (Policies)	6 Months Ended
Jul. 03, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Recent accounting pronouncements
Recent accounting pronouncements
The Company has elected to comply with
non-accelerated
public company filer effective dates of adoption. Therefore, the required effective dates for adopting new or revised accounting standards as described below are generally earlier than when emerging growth companies are required to adopt.
Accounting Pronouncements Recently Adopted
In December 2019, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update
2019-12,
Income Taxes
(ASU
2019-12),
which amended the accounting for income taxes. ASU
2019-12
eliminates certain exceptions to the guidance for income taxes related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences as well as simplifying aspects of the accounting for franchise taxes and enacted changes in tax laws or rates and clarifies the accounting for transactions that result in a step-up
in the tax basis of goodwill. The Company adopted ASU
2019-12
on January 1, 2021 and it did not have a material impact on its consolidated financial statements.